Goodwill and Other Intangible Assets (Details) (Core deposit intangible, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Core deposit intangible
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Asset	$ 499
Accumulated Amortization	18
Net Intangible Asset	$ 481